Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000150491 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Opportunity Fund
Class Name	Class I
Trading Symbol	ACROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ACR Opportunity Fund (“Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://opportunity.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	https://opportunity.acr-investfunds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Opportunity Fund (Class I/ACROX)	$67	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 125,661,803
Holdings Count | Holding	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$125,661,803
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Dell Technologies, Inc. - Class C	6.7%
Vodafone Group PLC	5.1%
ISS A/S	5.0%
Barclays PLC	4.9%
General Motors Co.	4.7%
iShares 0-3 Month Treasury Bond ETF	4.3%
IAC, Inc.	4.1%
Citigroup, Inc.	3.6%
Power Corp. of Canada	3.4%
FedEx Corp.	3.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Dell Technologies, Inc. - Class C	6.7%
Vodafone Group PLC	5.1%
ISS A/S	5.0%
Barclays PLC	4.9%
General Motors Co.	4.7%
iShares 0-3 Month Treasury Bond ETF	4.3%
IAC, Inc.	4.1%
Citigroup, Inc.	3.6%
Power Corp. of Canada	3.4%
FedEx Corp.	3.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000176262 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Equity International Fund
Class Name	Class I
Trading Symbol	ACREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ACR Equity International Fund (“Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://international.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	https://international.acr-investfunds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Equity International Fund (Class I/ACREX)	$56	1.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 139,594,142
Holdings Count | Holding	21
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$139,594,142
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
iShares 0-3 Month Treasury Bond ETF	11.5%
Vodafone Group PLC	7.2%
Eurocell PLC	6.5%
Premium Brands Holdings Corp.	6.1%
Liberty Global Ltd. - Class A	5.7%
Vistry Group PLC	5.7%
Sodexo S.A.	5.4%
DCC PLC	5.3%
Sunbelt Rentals Holdings, Inc.	5.0%
JD Sports Fashion PLC	4.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares 0-3 Month Treasury Bond ETF	11.5%
Vodafone Group PLC	7.2%
Eurocell PLC	6.5%
Premium Brands Holdings Corp.	6.1%
Liberty Global Ltd. - Class A	5.7%
Vistry Group PLC	5.7%
Sodexo S.A.	5.4%
DCC PLC	5.3%
Sunbelt Rentals Holdings, Inc.	5.0%
JD Sports Fashion PLC	4.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.